Money Market Fund

                                  ANNUAL REPORT
                                  June 30, 2000

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2000

ASSETS:
      Investments in BBH U.S. Money Market Portfolio (the "Portfolio"), at value (Note 1) .......    $1,422,987,442
                                                                                                     --------------
           Total Assets .........................................................................     1,422,987,442
                                                                                                     --------------

LIABILITIES:
      Payables for:
        Dividends declared (Note 1) .............................................................           269,036
        Shareholder services/eligible institution fees (Note 2) .................................           526,703
        Administrative fee (Note 2) .............................................................           175,568
        Accrued expenses and other liabilities ..................................................            34,007
                                                                                                     --------------
           Total Liabilities ....................................................................         1,005,314
                                                                                                     --------------

NET ASSETS, for 1,421,982,128 shares of beneficial interest outstanding .........................    $1,421,982,128
                                                                                                     ==============
      Net Assets Consist of:
        Paid-in capital .........................................................................    $1,421,982,128
                                                                                                     ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................................................             $1.00
                                                                                                              =====


                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 2000

INVESTMENT INCOME (Note 1):
      Interest income allocated from Portfolio ..................................................    $   75,864,080
      Expenses allocated from Portfolio .........................................................        (2,744,995)
                                                                                                     --------------
           Total Investment Income ..............................................................        73,119,085
                                                                                                     --------------

EXPENSES:
Shareholder services/eligible institution fees (Note 2) .........................................         2,940,750
      Administrative fees (Note 2) ..............................................................           980,250
      Trustees' fees and expenses (Note 2) ......................................................            62,457
      Miscellaneous expenses ....................................................................           170,451
                                                                                                     --------------
           Total Expenses .......................................................................         4,153,908
                                                                                                     --------------

           Net Investment Income ................................................................    $   68,965,177
                                                                                                     ==============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the years ended June 30,
                                                                                   ----------------------------------------
                                                                                         2000                     1999
                                                                                   ---------------          ---------------
INCREASE IN NET ASSETS:
>From Investment Activities:
      Net investment income ...................................................... $    68,965,177          $    49,446,562
      Total declared as dividends to shareholders ................................     (68,965,177)             (49,446,562)
                                                                                   ---------------          ---------------
      From Share (Principal) Transactions at Net Asset Value
         of $1.00 per share:
         Shares sold .............................................................   6,393,088,545            5,683,558,406
         Shares issued in reinvestment of dividends ..............................      34,795,262               24,876,482
         Shares repurchased ......................................................  (6,080,642,475)          (5,571,484,518)
                                                                                   ---------------          ---------------
      Net increase in net assets resulting from share transactions ...............     347,241,332              136,950,370

NET ASSETS:
      Beginning of year ..........................................................   1,074,740,796              937,790,426
                                                                                   ---------------          ---------------
      End of year ................................................................ $ 1,421,982,128          $ 1,074,740,796
                                                                                   ===============          ===============


                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                            For the years ended June 30,
                                                          ---------------------------------------------------------------

                                                           2000            1999          1998          1997          1996
                                                          -----           -----         -----         -----         -----
Net asset value, beginning of year .............          $1.00           $1.00         $1.00         $1.00         $1.00
Income from investment operations:
  Net investment income ........................           0.05            0.05          0.05          0.05          0.05
Dividends to shareholders from net
  investment income ............................          (0.05)          (0.05)        (0.05)        (0.05)        (0.05)
                                                          -----           -----         -----         -----         -----
Net asset value, end of year ...................          $1.00           $1.00         $1.00         $1.00         $1.00
                                                          =====           =====         =====         =====         =====

Total return (1) ...............................           5.36%           4.77%         5.22%         5.07%         5.33%
Ratios/Supplemental Data (2):
  Net assets, end of period (000's omitted) ....     $1,421,982       $1,074,741     $937,790       $917,536     $763,972
  Ratio of expenses to average net
    assets (1) .................................           0.53%           0.53%         0.55%         0.55%         0.55%
  Ratio of net investment income to average
    net assets .................................           5.29%           4.66%         5.11%         4.96%         5.14%

----------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997 and 1996, would have been 0.55% and 0.56%, respectively. For the same periods, the total return of the Fund would have been 5.07% and 5.32%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2000, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 89% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 2000, the Fund incurred $980,250 for administrative services. Effective July 1, 2000, the fee paid to the Administrator will be calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets.

                      THE 59 WALL STREET MONEY MARKET FUND

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 2000, the Fund incurred $2,940,750 for shareholder servicing/eligible institution services. Effective July 1, 2000, the fee paid for shareholder servicing/eligible institution services will be calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

      Trustees' Fees and Expenses. Each Trustee of the Fund receives an annual retainer paid by the Fund. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 2000, the Fund incurred $62,457 for Trustees' fees and expenses.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust) (the "Fund") as of June 30, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Money Market Fund at June 30, 2000, and the results of its operations, and the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2000

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2000
                           (expressed in U.S. dollars)

                                                                                         Annualized
                                                                                          Yield on
Principal                                                                     Maturity    Date of         Value
 Amount                                                                         Date      Purchase       (Note 1)
---------                                                                     --------   ----------    ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS  (15.3%)
  $90,000,000    Federal Home Loan Banks*. ..............................     07/21/00     6.364%      $ 90,000,000
   55,000,000    Student Loan Marketing Association* ....................     08/03/00     6.494         54,997,520
   50,000,000    Student Loan Marketing Association* ....................     08/17/01     6.544         50,000,000
   50,000,000    Student Loan Marketing Association* ....................     08/01/00     6.494         49,998,356
                                                                                                       ------------
                Total U.S. Government Agency Obligations ................                              $244,995,876
                                                                                                       ------------
                CERTIFICATES OF  DEPOSITS (10.5%)
  $19,000,000    Bank of Nova Scotia ....................................     01/16/01     6.520%      $ 18,996,578
   20,000,000    Canadian Imperial Bank of Commerce -
                   New York Branch ......................................     01/10/01     6.450         19,994,969
   25,000,000    Royal Bank of Canada (New York) ........................     07/10/00     5.665         24,999,793
   25,000,000    Societe Generale .......................................     01/08/01     6.490         25,000,000
   20,000,000    Societe Generale .......................................     06/22/01     7.080         20,000,000
   19,000,000    Bayer Hypobank London ..................................     07/28/00     5.710         18,999,327
   25,000,000    UBS AG .................................................     11/20/00     6.080         24,995,359
   15,000,000    UBS AG .................................................     11/28/00     6.980         14,995,294
                                                                                                       ------------
                Total Certificates of Deposits ..........................                              $167,981,320
                                                                                                       ------------
                COMMERCIAL PAPERS (62.0%)
  $50,000,000    American General Finance Corp. .........................     07/21/00     6.090%      $ 49,830,833
   50,000,000    Association Corp of North America ......................     08/23/00     6.550         49,517,847
   60,000,000    AT&T Corp.. ............................................     08/18/00     6.530         59,477,600
   60,000,000    BankAmerica Corp. ......................................     08/11/00     6.160         59,579,067
   50,000,000    Bear Stearns Co., Inc. .................................     07/05/00     6.030         49,966,500
   50,000,000    Cit Group Holdings .....................................     09/11/00     6.580         49,342,000
   40,000,000    Coca Cola Co. ..........................................     09/06/00     6.530         39,513,878
   17,800,000    Credit Suisse Group AG. ................................     10/23/00     6.620         17,426,853
   50,000,000    Daimler Chrysler .......................................     08/23/00     6.610         49,513,431
   60,000,000    DuPont E.I. DeNemours & Co. ............................     08/04/00     6.520         59,630,533
   50,000,000    Exxon Mobil Corp. ......................................     07/07/00     6.700         49,944,167
   25,000,000    General Electirc Capital Corp. .........................     07/14/00     5.980         24,946,014
   50,000,000    General Motors Acceptance Corp. ........................     08/23/00     6.640         49,511,222
   50,000,000    Hertz, Inc. ............................................     07/06/00     6.540         49,954,583
   50,000,000    Merck & Co., Inc. ......................................     07/07/00     6.850         49,942,917
   50,000,000    Merrill Lynch & Co., Inc. ..............................     08/23/00     6.650         49,510,486
   50,000,000    Morgan Stanley Dean Witter Discover ....................     09/16/00     6.590         49,386,764
   50,000,000    Prudential Funding Corp. ...............................     09/12/00     6.580         49,332,861
   40,000,000    SBC Communications, Inc. ...............................     08/16/00     6.600         39,662,667
   40,000,000    Schering Plough Corp. ..................................     11/21/00     6.700         38,935,444
   60,000,000    Wells Fargo & Co. ......................................     09/05/00     6.580         59,276,200
                                                                                                       ------------
                Total Commercial Papers .................................                              $994,201,867
                                                                                                       ------------

                       See Notes to Financial Statements.

                                                                                         Annualized
                                                                                          Yield on
Principal                                                                     Maturity     Date of        Value
 Amount                                                                         Date       Purchase      (Note 1)
---------                                                                     --------   ----------    ------------
                CORPORATE BONDS (7.2%)
  $50,000,000    First Union National Bank* .............................     11/13/00     6.960%      $ 50,046,717
   40,960,000    Goldman Sachs Group, Inc.* .............................     12/22/00     6.791         40,960,000
   25,000,000    Bank One Corp.* ........................................     04/17/01     6.331         24,990,037
                                                                                                       ------------
                Total Corporate Bonds ...................................                              $115,996,754
                                                                                                       ------------
                REPURCHASE AGREEMENT (4.4%)
  $70,349,257    J.P. Morgan & Co. Repo
                    (Agreement dated 06/30/00 collateralized by
                    $17,561,000 U.S. Treasury Note 10.750%,
                    due 05/15/03, and $50,000,000 U.S. Treasury Note
                    7.250%, due 5/15/04; $70,384,875 to be received
                    upon maturity) ......................................     07/03/00     6.150%      $ 70,349,257
                                                                                                       ------------
                 Total Repurchase Agreements ............................                              $ 70,349,257
                                                                                                       ------------

TOTAL INVESTMENTS, AT AMORTIZED COST .................................................      99.4%    $1,593,525,074
OTHER ASSETS IN EXCESS OF LIABILITIES ................................................       0.6          8,958,728
                                                                                           -----     --------------
NET ASSETS ...........................................................................     100.0%    $1,602,483,802
                                                                                           =====     ==============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date).

      The yield shown represents the June 30, 2000 coupon rate.


                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2000
                           (expressed in U.S. dollars)

ASSETS:
      Investments, at amortized cost and value (Note 1) ..........................   $1,593,525,074
      Interest receivable ........................................................        9,495,278
                                                                                     --------------
           Total Assets ..........................................................    1,603,020,352
                                                                                     --------------

LIABILITIES:
      Payables for:
        Investment advisory fees (Note 2) ........................................          361,009
        Administrative fees (Note 2) .............................................           84,235
        Custodian fees ...........................................................           68,000
        Accrued expenses and other liabilities ...................................           23,306
                                                                                     --------------
           Total Liabilities .....................................................          536,550
                                                                                     --------------
NET ASSETS .......................................................................   $1,602,483,802
                                                                                     ==============
      Net Assets Consist of:
      Paid-in capital ............................................................   $1,602,483,802
                                                                                     ==============


                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 2000
                           (expressed in U.S. dollars)

NET INVESTMENT INCOME
      Income:
      Interest ...................................................................   $   76,383,030
                                                                                     --------------
      Expenses:
        Investment advisory fees (Note 2) ........................................        1,974,749
        Administrative fees (Note 2) .............................................          460,775
        Custodian fees ...........................................................          248,578
        Trustees' fees and expenses (Note 2) .....................................           72,810
        Amortization of organization expenses (Note 1) ...........................            5,697
                                                                                     --------------
           Total Expenses ........................................................        2,762,609
                                                                                     --------------
NET INVESTMENT INCOME ............................................................   $   73,620,421
                                                                                     ==============

                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                      For the years ended June 30,
                                                                                 --------------------------------------
                                                                                       2000                   1999
                                                                                 ---------------        ---------------
INCREASE IN NET ASSETS:
>From Investment Activities:
      Net investment income ...................................................  $    73,620,421        $    52,850,027
                                                                                 ---------------        ---------------

Capital Transactions:
      Proceeds from contributions .............................................    1,861,243,392          1,211,236,532
      Value of withdrawals ....................................................   (1,407,541,966)        (1,127,061,572)
                                                                                 ---------------        ---------------
         Net increase in net assets resulting from capital transactions .......      453,701,426             84,174,960
                                                                                 ---------------        ---------------
      Net increase in net assets ..............................................      527,321,847            137,024,987

NET ASSETS:
      Beginning of year .......................................................    1,075,161,955            938,136,968
                                                                                 ---------------        ---------------
      End of year .............................................................  $ 1,602,483,802        $ 1,075,161,955
                                                                                 ===============        ===============


                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                    For the years ended June 30,
                                                  -------------------------------------------------------------
                                                   2000           1999          1998          1997         1996
                                                  -----          -----         -----         -----        -----
Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) .......................  $1,602,484     $1,075,162      $938,137      $917,904     $764,477
  Ratio of expenses to average
    net assets ............................       0.21%          0.21%         0.23%         0.24%        0.24%
  Ratio of net investment income to
    average net assets ....................       5.60%          4.98%         5.41%         5.26%        5.45%

                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio. Effective July 1, 2000, the Portfolio changed its name to BBH U.S. Money Market Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2000, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E. Deferred Organization Expense. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the year ended June 30, 2000, the Portfolio incurred $1,974,749 for advisory services. Effective July 1, 2000, the fee paid to the Adviser will be calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets.

                         BBH U.S. MONEY MARKET PORTFOLIO

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 2000, the Portfolio incurred $460,775 for administrative services.

      Trustees' Fees and Expenses. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for reasonable out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 2000, the Portfolio incurred $72,810 for Trustees' fees and expenses.

      Effective July 1, 2000, the Portfolio entered into a custody agreement with Brown Brothers Harriman & Co.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $7,822,435,795 and $7,297,982,900, respectively, for the year ended June 30, 2000.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH U.S. Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Money Market Portfolio (the "Portfolio") as of June 30, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended June 30, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio at June 30, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2000

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.